Schwab Strategic Trust
Schwab Core Bond ETF

Portfolio Holdings as of September 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 29.2% OF NET ASSETS

Financial Institutions 11.2%
Banking 9.1%
American Express Co.
5.10%, 02/16/28 (a)(b)	4,525,000	4,586,857
Bank of America Corp.
4.38%, 04/27/28 (a)(b)	5,310,000	5,330,868
5.47%, 01/23/35 (a)(b)	4,735,000	4,949,164
Capital One Financial Corp.
1.88%, 11/02/27 (a)(b)	3,845,000	3,747,375
5.25%, 07/26/30 (a)(b)	4,350,000	4,470,451
Citigroup, Inc.
5.17%, 02/13/30 (a)(b)	5,355,000	5,496,479
2.57%, 06/03/31 (a)(b)	4,670,000	4,298,361
Goldman Sachs Group, Inc.
2.60%, 02/07/30 (b)	5,875,000	5,504,992
4.02%, 10/31/38 (a)(b)	5,150,000	4,617,953
JPMorgan Chase & Co.
5.14%, 01/24/31 (a)(b)	4,440,000	4,587,142
3.88%, 07/24/38 (a)(b)	6,440,000	5,803,213
Morgan Stanley
5.12%, 02/01/29 (a)(b)	5,360,000	5,475,026
5.59%, 01/18/36 (a)(b)	3,530,000	3,699,617
PNC Financial Services Group, Inc.
6.88%, 10/20/34 (a)(b)	4,065,000	4,608,125
U.S. Bancorp
2.22%, 01/27/28 (a)(b)	5,650,000	5,505,981
1.38%, 07/22/30 (b)	5,260,000	4,616,755
Wells Fargo & Co.
4.15%, 01/24/29 (b)	4,590,000	4,589,679
3.07%, 04/30/41 (a)(b)	5,975,000	4,640,723
		86,528,761
Brokerage/Asset Managers/Exchanges 0.5%
Brookfield Finance, Inc.
3.90%, 01/25/28 (b)	4,600,000	4,567,524
Financial Other 0.5%
Idaho Housing & Finance Association
4.18%, 01/01/31	1,325,000	1,318,427
4.23%, 07/01/31	1,395,000	1,387,054
4.85%, 01/01/32	500,000	511,550
4.55%, 01/01/33	400,000	397,128
4.95%, 01/01/33	415,000	412,990
4.65%, 07/01/33	675,000	670,153
5.22%, 07/01/33	500,000	514,336
Iowa Finance Authority
4.81%, 01/01/31	100,000	102,260
		5,313,898
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Insurance 0.5%
UnitedHealth Group, Inc.
5.35%, 02/15/33 (b)	4,430,000	4,634,223
REITs 0.6%
Simon Property Group LP
4.75%, 09/26/34 (b)	5,495,000	5,461,810
		106,506,216

Industrial 17.5%
Basic Industry 0.9%
Freeport-McMoRan, Inc.
5.45%, 03/15/43 (b)	4,755,000	4,578,161
Rio Tinto Finance USA PLC
5.25%, 03/14/35 (b)	3,530,000	3,640,101
		8,218,262
Capital Goods 2.3%
Boeing Co.
5.71%, 05/01/40 (b)	2,800,000	2,860,256
5.81%, 05/01/50 (b)	3,750,000	3,749,475
Caterpillar, Inc.
5.20%, 05/15/35 (b)	2,710,000	2,806,124
General Electric Co.
6.75%, 03/15/32	2,340,000	2,663,224
Honeywell International, Inc.
5.00%, 03/01/35 (b)	4,560,000	4,636,380
RTX Corp.
6.40%, 03/15/54 (b)	4,960,000	5,555,299
		22,270,758
Communications 1.9%
AT&T, Inc.
2.25%, 02/01/32 (b)	3,955,000	3,464,066
3.55%, 09/15/55 (b)	5,420,000	3,736,277
Netflix, Inc.
5.88%, 11/15/28	4,280,000	4,513,517
T-Mobile USA, Inc.
3.00%, 02/15/41 (b)	4,400,000	3,304,928
4.50%, 04/15/50 (b)	4,130,000	3,479,318
		18,498,106
Consumer Cyclical 2.4%
Amazon.com, Inc.
4.05%, 08/22/47 (b)	5,565,000	4,712,219
American Honda Finance Corp.
4.25%, 09/01/28	5,000,000	5,014,100

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Honda Motor Co. Ltd.
4.69%, 07/08/30 (b)	4,520,000	4,562,669
Lowe's Cos., Inc.
1.70%, 09/15/28 (b)	4,880,000	4,562,117
Target Corp.
5.00%, 04/15/35 (b)	4,480,000	4,537,075
		23,388,180
Consumer Non-Cyclical 3.4%
AbbVie, Inc.
4.05%, 11/21/39 (b)	4,655,000	4,170,461
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/46 (b)	4,015,000	3,754,467
CommonSpirit Health
4.35%, 11/01/42	5,325,000	4,610,864
CVS Health Corp.
4.30%, 03/25/28 (b)	3,660,000	3,662,745
5.25%, 02/21/33 (b)	4,530,000	4,635,459
GE HealthCare Technologies, Inc.
4.80%, 08/14/29 (b)	4,480,000	4,570,048
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53 (b)	5,820,000	5,630,035
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32 (b)	1,000,000	1,030,850
		32,064,929
Energy 1.7%
Cheniere Energy Partners LP
4.50%, 10/01/29 (b)	4,510,000	4,499,447
Devon Energy Corp.
5.20%, 09/15/34 (b)	2,390,000	2,381,516
EQT Corp.
3.90%, 10/01/27 (b)	4,560,000	4,531,454
Kinder Morgan, Inc.
5.15%, 06/01/30 (b)	4,380,000	4,520,773
		15,933,190
Industrial Other 0.1%
Harris County Cultural Education Facilities Finance Corp.
2.51%, 11/15/27	220,000	212,830
New Jersey Educational Facilities Authority
3.44%, 09/01/27	475,000	467,703
Texas Tech University System
4.62%, 02/15/29	200,000	204,244
		884,777
Technology 4.3%
Broadcom, Inc.
4.75%, 04/15/29 (b)	1,865,000	1,903,232
5.05%, 04/15/30 (b)	2,770,000	2,863,931
Cisco Systems, Inc.
5.90%, 02/15/39	3,410,000	3,706,875
Fiserv, Inc.
3.50%, 07/01/29 (b)	2,100,000	2,041,893
5.63%, 08/21/33 (b)	2,930,000	3,078,111
Micron Technology, Inc.
6.05%, 11/01/35 (b)	3,560,000	3,806,210
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/33 (b)	2,880,000	2,918,736
Oracle Corp.
4.45%, 09/26/30 (b)	1,000,000	999,970
4.80%, 09/26/32 (b)	1,000,000	1,001,790
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/47 (b)	6,625,000	5,137,157
6.10%, 09/26/65 (b)	5,000,000	4,999,300
QUALCOMM, Inc.
4.80%, 05/20/45 (b)	4,970,000	4,662,755
Synopsys, Inc.
4.85%, 04/01/30 (b)	4,395,000	4,479,164
		41,599,124
Transportation 0.5%
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	4,512,725	4,620,714
		167,478,040

Utility 0.5%
Electric 0.5%
Florida Power & Light Co.
2.45%, 02/03/32 (b)	1,660,000	1,491,659
NextEra Energy Capital Holdings, Inc.
5.25%, 02/28/53 (b)	3,590,000	3,402,459
		4,894,118
Total Corporates (Cost $275,230,370)		278,878,374

TREASURIES 18.8% OF NET ASSETS
U.S. Treasury Bonds
5.00%, 05/15/45	20,100,000	20,880,446
4.63%, 02/15/55	12,240,000	12,034,406
U.S. Treasury Notes
3.75%, 06/30/27	39,150,000	39,223,406
3.63%, 08/15/28	54,400,000	54,406,375
3.63%, 08/31/30	40,000,000	39,801,562
4.00%, 07/31/32	13,200,000	13,264,969
Total Treasuries (Cost $179,601,515)		179,611,164

GOVERNMENT RELATED 18.6% OF NET ASSETS

Local Authority 18.6%
U.S. 18.6%
American Municipal Power, Inc.
RB Series 2019D
2.91%, 02/15/30	300,000	281,776
Broomfield Urban Renewal Authority
Tax Allocation
4.90%, 12/01/30	515,000	531,421
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2012B
5.81%, 07/01/41	245,000	261,805
California Health Facilities Financing Authority
2.58%, 06/01/29	225,000	214,456
California State University
RB Series 2020B
2.98%, 11/01/51 (b)	1,010,000	695,118
City of Asheville
RB
5.12%, 04/01/33	550,000	570,892
RB
5.37%, 04/01/36 (b)	625,000	648,559

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of Atlanta Airport Customer Facility Charge
4.98%, 07/01/35	500,000	505,953
City of Austin
4.68%, 09/01/37 (b)(c)	1,070,000	1,060,512
4.68%, 09/01/37 (b)(c)	750,000	743,348
4.78%, 09/01/38 (b)(c)	2,285,000	2,265,868
4.78%, 09/01/38 (b)(c)	890,000	882,548
City of Charlotte
5.32%, 06/01/38 (b)	500,000	516,484
5.60%, 06/01/42 (b)	6,460,000	6,663,238
City of Chula Vista
RB 2021
1.83%, 06/01/31	1,685,000	1,467,938
City of Garland
4.39%, 02/15/31	650,000	655,602
City of Glendale
COP 2021
2.32%, 07/01/31	1,000,000	898,555
COP 2021
2.94%, 07/01/37 (b)	750,000	613,583
City of Houston Combined Utility System Revenue
RB Series 2019 C
2.36%, 11/15/30 (b)	205,000	188,833
City of Kansas City
RB
5.44%, 04/01/39 (b)	2,140,000	2,201,140
City of Lakeland
4.61%, 10/01/28	400,000	405,837
4.78%, 10/01/30	400,000	408,871
4.89%, 10/01/31	410,000	419,945
4.99%, 10/01/32	400,000	410,309
5.12%, 10/01/33	415,000	427,518
City of Modesto Wastewater Revenue
RB
2.23%, 11/01/32 (b)	350,000	305,677
City of New York
5.40%, 02/01/34	1,365,000	1,445,685
GO Bonds Series 2023 B-2
5.98%, 10/01/38 (b)	1,095,000	1,167,886
City of Oakland
GO Bonds Series2023 A-2
5.50%, 07/15/31	195,000	207,088
City of Ogden City Sewer & Water Revenue
RB Series 2020 B
1.55%, 06/15/27	305,000	293,924
City of Philadelphia
GO Bonds
4.68%, 08/01/30	550,000	563,827
GO Bonds
4.95%, 08/01/32	2,260,000	2,332,858
City of Shelbyville
GO Bonds Series 2021
0.75%, 08/01/27	235,000	222,181
City of Trussville
GO Bonds Series 2020 B
1.26%, 10/01/27	220,000	209,340
City of Watertown
GO Bonds Series 2020
2.00%, 06/01/27	290,000	281,393
City of Worcester
GO Bonds Series 1998
6.25%, 01/01/28	1,280,000	1,318,999
Colorado Health Facilities Authority
RB Series 2019B
3.80%, 11/01/44	1,690,000	1,367,139
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Colorado Housing & Finance Authority
4.51%, 11/01/30	250,000	253,242
4.93%, 11/01/32	350,000	356,568
Commonwealth Financing Authority
RB Series 2019A
3.81%, 06/01/41	805,000	692,815
RB Series A
3.86%, 06/01/38	660,000	607,533
Series A
4.14%, 06/01/38	60,000	56,435
Connecticut Housing Finance Authority
RB Series 2025 B-3
4.90%, 05/15/31	205,000	207,211
County of Franklin
RB Series 2019 B
3.38%, 11/01/50	660,000	453,081
County of Harris Hotel Occupancy Tax Revenue
RB 2024
4.99%, 08/15/37 (b)	735,000	728,248
County of Miami-Dade
RB Series 2009 B
7.08%, 10/01/29	150,000	165,777
County of Miami-Dade Seaport Department
1.96%, 10/01/30	2,500,000	2,249,398
County of Pima
RB Series 2021
2.03%, 05/01/31	215,000	192,500
County of Pinal
RB
5.34%, 08/01/36 (b)	385,000	400,529
County of Riverside
5.04%, 02/15/35	3,135,000	3,235,477
County of St. Louis
RB Series 2020 B
2.00%, 12/01/27	435,000	418,856
Dallas Fort Worth International Airport
RB Series A
4.09%, 11/01/51	465,000	382,354
District of Columbia
5.75%, 04/01/35 (b)	510,000	541,546
District of Columbia Income Tax Revenue
5.29%, 06/01/40 (b)	500,000	512,511
5.64%, 06/01/45 (b)	2,470,000	2,556,887
Golden State Tobacco Securitization Corp.
RB Series 2021 A-1
2.33%, 06/01/27	890,000	861,464
RB Series 2021 A-1
2.53%, 06/01/28	1,875,000	1,786,573
RB Series 2021 A-1
2.59%, 06/01/29	1,085,000	1,014,635
Illinois Housing Development Authority
5.14%, 04/01/33	945,000	960,906
RB Series 2025 B
4.78%, 10/01/31	500,000	504,470
RB Series 2025 B
5.13%, 10/01/33 (b)	500,000	508,032
Indiana Finance Authority
RB Series 2022
4.31%, 03/01/52 (b)	1,000,000	834,508
Indiana Housing & Community Development Authority
4.83%, 01/01/31	200,000	205,872
JobsOhio Beverage System
Series B
4.53%, 01/01/35	820,000	822,787

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kansas Development Finance Authority
RB Series 2021 K
1.52%, 05/01/28	215,000	201,989
RB Series H
4.93%, 04/15/45	1,235,000	1,211,681
Kentucky State Property & Building Commission
RB Series 2021 B
2.22%, 09/01/31	965,000	858,835
Lawton Industrial Development Authority
Refunding RB
4.05%, 07/01/26	300,000	299,858
Refunding RB
4.00%, 07/01/27	400,000	399,332
Refunding RB
4.20%, 07/01/29	400,000	398,341
Refunding RB
4.50%, 07/01/31	400,000	397,731
Refunding RB
4.60%, 07/01/32	400,000	396,879
Refunding RB
4.75%, 07/01/33	400,000	397,147
Refunding RB
4.95%, 07/01/35	400,000	396,888
Los Angeles Community College District
GO Bonds 2004 B
5.52%, 08/01/29	1,425,000	1,474,265
Los Angeles Unified School District
4.21%, 10/01/27	250,000	252,069
4.48%, 10/01/30	525,000	536,219
4.78%, 10/01/32	750,000	769,871
4.96%, 10/01/33	750,000	774,536
5.41%, 10/01/39 (b)	8,205,000	8,388,849
Maine Health & Higher Educational Facilities Authority
RB Series 2021 B
1.86%, 07/01/28	300,000	283,513
Maryland Department of Housing & Community Development
RB Series 2025 B
5.09%, 09/01/32	670,000	686,308
Massachusetts Housing Finance Agency
RB Series 2025 243
4.65%, 06/01/31	500,000	507,865
RB Series 2025 243
4.97%, 06/01/33	500,000	507,867
McKinney Economic Development Corp. Sales Tax Revenue
RB
5.35%, 09/01/33	200,000	208,622
Michigan Finance Authority
2.67%, 09/01/49 (b)(d)	535,000	526,457
Michigan State Housing Development Authority
RB
4.29%, 06/01/31 (c)	675,000	677,023
RB
4.71%, 06/01/33 (c)	375,000	376,076
Minnesota Housing Finance Agency
4.60%, 07/01/29	770,000	787,149
4.17%, 01/01/31 (c)	635,000	632,792
4.91%, 01/01/31	835,000	861,197
4.68%, 07/01/33 (c)	790,000	786,149
RB Series 2025 A
4.98%, 01/01/32	500,000	508,192
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Montgomery County Housing Opportunities Commission
RB Series 2025
5.05%, 12/01/37 (b)	500,000	507,560
RB Series 2025
4.48%, 12/01/29	250,000	254,398
Nebraska Investment Finance Authority
5.35%, 03/01/33	285,000	294,095
5.45%, 03/01/34 (b)	1,630,000	1,682,145
New Hampshire Business Finance Authority
5.88%, 12/01/35	2,030,000	2,149,049
New Hampshire Housing Finance Authority
4.19%, 01/01/31 (c)	760,000	756,185
4.24%, 07/01/31 (c)	755,000	750,751
4.57%, 01/01/33 (c)	450,000	447,246
4.67%, 07/01/33 (c)	475,000	472,088
New Jersey Economic Development Authority
RB Series 2019 NNN
3.87%, 06/15/33	645,000	617,175
Series A
7.43%, 02/15/29	2,323,000	2,443,104
New York City Housing Development Corp.
RB Series 2020 F1
2.24%, 05/01/30 (b)	235,000	215,649
New York City Transitional Finance Authority
4.93%, 05/01/31	1,050,000	1,086,936
5.22%, 05/01/33	1,005,000	1,053,117
5.66%, 05/01/40 (b)	1,000,000	1,044,875
RB Series 2025 F
4.75%, 11/01/27	275,000	279,801
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2018 C-5
3.85%, 05/01/30 (b)	230,000	228,027
New York State Dormitory Authority
5.23%, 07/01/35	7,000,000	7,288,204
5.99%, 07/01/45 (b)	1,840,000	1,923,220
New York State Thruway Authority
RB Series 2019 M
3.50%, 01/01/42 (b)	290,000	243,753
North Dakota Housing Finance Agency
RB
5.05%, 01/01/31	475,000	489,741
Oregon State Lottery
4.46%, 04/01/30	250,000	254,675
5.38%, 04/01/38 (b)	500,000	520,776
Pennsylvania Economic Development Financing Authority
2.62%, 03/01/29	1,855,000	1,769,395
5.11%, 06/01/34	440,000	454,635
RB Series 2021
1.97%, 06/15/28	1,055,000	1,001,624
RB Series 2025
4.72%, 06/01/29	150,000	153,206
RB Series 2025
4.88%, 06/01/31	210,000	215,968
Pennsylvania State University
5.09%, 09/01/36	350,000	361,031
Philadelphia Authority for Industrial Development
RB Series 1999 C
6.55%, 10/15/28	1,740,000	1,854,469
Port Authority of New York & New Jersey
5.65%, 11/01/40	310,000	332,638
RB Series 2019 215
3.29%, 08/01/69	300,000	194,384

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Finance Authority
RB Series 2017A
3.11%, 07/01/27	300,000	296,528
Redondo Beach Community Financing Authority
RB Series 2021 A
2.09%, 05/01/30	525,000	478,245
Rhode Island Housing & Mortgage Finance Corp.
RB Series 2025 85
4.96%, 10/01/33 (b)	500,000	507,721
Rockwall Independent School District
GO Bonds
4.00%, 02/15/53 (b)	1,500,000	1,363,622
Rutgers The State University of New Jersey
Series R
3.27%, 05/01/43	1,290,000	1,057,554
Sales Tax Securitization Corp.
RB Series 2017 C
3.28%, 01/01/29	1,015,000	990,642
RB Series 2024 B
5.23%, 01/01/39 (b)	4,030,000	4,068,664
San Jose Financing Authority
Refunding RB
2.86%, 06/01/38 (b)	7,395,000	5,894,983
South Carolina Public Service Authority
RB Series 2009 F
5.74%, 01/01/30	920,000	954,312
RB Series 2012 E
4.55%, 12/01/30	1,195,000	1,214,573
RB Series 2025 C
4.71%, 12/01/28	350,000	356,142
RB Series 2025 C
5.01%, 12/01/32	125,000	128,605
Southwestern Illinois Community College District No. 522
Refunding GO Bonds
4.20%, 12/01/29	650,000	652,878
Refunding GO Bonds
4.35%, 12/01/30	800,000	805,786
Refunding GO Bonds
4.50%, 12/01/31	1,300,000	1,312,320
Refunding GO Bonds
4.63%, 12/01/32	850,000	858,971
Southwestern Illinois Development Authority
RB
5.06%, 04/01/31	400,000	413,831
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (b)	9,095,000	9,485,949
Series A
1.71%, 07/01/27	945,000	909,524
State of California
GO Bonds
5.10%, 09/01/35	3,505,000	3,648,610
GO Bonds
5.13%, 03/01/38 (b)	1,305,000	1,320,888
State of Connecticut
4.59%, 03/15/30	250,000	257,089
5.15%, 03/15/35	200,000	210,476
GO Bonds Series 2008A
5.85%, 03/15/32	495,000	532,606
State of Hawaii
GO Bonds Series 2021 GN
5.08%, 10/01/41 (b)	205,000	206,003
State of Illinois
4.00%, 09/01/28	9,760,000	9,749,186
4.40%, 09/01/31	3,010,000	3,024,279
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,351,520	2,382,139
GO Bonds Series 2024 A
4.48%, 10/01/32	295,000	295,453
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	441,516	451,272
Toledo Lucas County Public Library
GO Bonds Series 2025 B
5.14%, 12/01/38 (b)	750,000	765,437
University of Michigan
RB Series C
3.60%, 04/01/47	1,360,000	1,155,747
University of North Texas System
RB
5.31%, 04/15/39 (b)	320,000	324,963
Utah Housing Corp.
4.94%, 01/01/31	270,000	277,757
5.40%, 01/01/33	825,000	857,743
RB Series 2025 D
5.08%, 01/01/34 (b)	360,000	364,746
Vermont Housing Finance Agency
5.36%, 11/01/33	230,000	236,517
RB Series 2025 B
5.32%, 11/01/34 (b)	135,000	137,364
Virginia Housing Development Authority
4.19%, 01/01/31 (c)	650,000	646,615
4.25%, 07/01/31 (c)	955,000	949,661
4.32%, 01/01/32 (c)	1,915,000	1,902,152
4.37%, 07/01/32 (c)	1,590,000	1,580,132
4.64%, 01/01/33 (c)	660,000	656,145
4.69%, 07/01/33 (c)	500,000	497,179
4.79%, 01/01/34 (b)(c)	500,000	497,360
4.84%, 07/01/34 (b)(c)	650,000	646,771
4.89%, 01/01/35 (b)(c)	960,000	955,497
4.99%, 07/01/35 (b)(c)	890,000	886,060
		178,176,638
Total Government Related (Cost $175,897,641)		178,176,638

SECURITIZED 32.3% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 32.3%
Federal Home Loan Mortgage Corp.
2.00%, 10/01/36 to 08/01/52 (b)	20,011,470	16,820,578
2.50%, 10/01/31 to 04/01/52 (b)	14,426,874	12,646,442
3.00%, 04/01/50 to 11/01/52 (b)	2,898,383	2,565,071
3.50%, 08/01/52 to 11/01/54 (b)	1,688,544	1,547,912
4.00%, 06/01/52 to 09/01/52 (b)	5,147,756	4,873,101
4.50%, 09/01/52 to 01/01/55 (b)	14,789,392	14,392,164
5.00%, 08/01/52 to 12/01/54 (b)	16,151,272	16,092,580
5.50%, 05/01/53 to 05/01/55 (b)	15,660,392	15,829,252
6.00%, 09/01/53 to 05/01/55 (b)	9,372,245	9,609,286
6.50%, 12/01/53 to 06/01/55 (b)	5,163,378	5,389,564
Federal National Mortgage Association
2.00%, 01/01/37 to 10/01/52 (b)	25,701,175	21,453,397
2.50%, 10/01/35 to 12/01/51 (b)	8,699,669	7,817,820
3.00%, 10/01/51 to 09/01/52 (b)	7,460,142	6,636,912
3.50%, 09/01/50 to 10/01/52 (b)	7,942,800	7,329,344
4.00%, 10/01/51 to 08/01/55 (b)	24,567,206	23,247,414
4.50%, 09/01/52 to 01/01/53 (b)	12,791,274	12,471,687
5.00%, 11/01/53 to 06/01/55 (b)	15,898,089	15,803,191
5.50%, 12/01/52 to 08/01/55 (b)	7,528,201	7,602,670
6.00%, 07/01/53 to 05/01/55 (b)	12,569,632	12,855,002
6.50%, 08/01/54 to 08/01/55 (b)	3,133,185	3,241,081

Schwab Core Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Government National Mortgage Association
2.50%, 02/20/50 to 06/20/52 (b)	15,414,764	13,285,468
3.00%, 11/20/49 to 09/20/52 (b)	10,375,312	9,282,309
3.50%, 06/20/50 to 01/20/53 (b)	10,517,593	9,684,302
4.00%, 11/20/48 to 01/20/55 (b)	28,933,929	27,381,218
4.50%, 12/20/48 to 07/20/53 (b)	17,305,320	16,899,426
5.50%, 07/20/54 to 08/20/55 (b)	8,639,561	8,720,817
6.00%, 09/20/54 to 08/20/55 (b)	4,583,136	4,668,863
6.50%, 07/20/54 to 08/20/54 (b)	314,520	323,621
Total Securitized (Cost $306,179,530)		308,470,492

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 2.3% OF NET ASSETS

Money Market Funds 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (e)	21,584,252	21,584,252
Total Short-Term Investments (Cost $21,584,252)		21,584,252
Total Investments in Securities (Cost $958,493,308)		966,720,920

(a)	Fixed-to-Float security is in a fixed-rate coupon period.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	The rate shown is the annualized 7-day yield.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$278,878,374	$—	$278,878,374
Treasuries[1]	—	179,611,164	—	179,611,164
Government Related[1]	—	178,176,638	—	178,176,638
Securitized[1]	—	308,470,492	—	308,470,492
Short-Term Investments[1]	21,584,252	—	—	21,584,252
Total	$21,584,252	$945,136,668	$—	$966,720,920

[1]	As categorized in the Portfolio Holdings.

Schwab Core Bond ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Core Bond ETF
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of September 30, 2025, are disclosed in the fund’s Portfolio Holdings.
REG127738SEP25